PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2023
PERSONNEL EXPENSES
PERSONNEL EXPENSES

25.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2021	2022	2023
Salaries and related benefits	8,661	9,360	9,674
Vacation pay, incentives, and other benefits	4,999	3,835	4,159
Pension and other post-employment benefits (Note 29)	1,680	1,585	1,764
LSA expense (Note 30)	153	92	289
Others	31	35	41
Total	15,524	14,907	15,927

Refer to Note 31 for details of related parties transactions.